SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES RECOGNIZED (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total unrecognized deductible temporary differences	$ 13,437,996	$ 761,198
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Total unrecognized deductible temporary differences	1,243,480	329,522
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Total unrecognized deductible temporary differences	10,066,250	369,658
Share issuance costs [member]
IfrsStatementLineItems [Line Items]
Total unrecognized deductible temporary differences	2,124,869	62,018
Equipments [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized deductible temporary differences	$ 3,397